Directors and key management compensation - Key management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Directors and key management compensation
Short-term employee benefits	€ 28	€ 28	€ 27
Share-based payments	8	11	7
Total	€ 36	39	34
Decrease amount of previously disclosed		€ 12	€ 23